Taxation - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Effective tax rate on (loss)/profit before tax	39.00%	43.10%	33.10%
Deferred tax credit	£ (6)	£ 197	£ (9)